Income Taxes - Components of Loss Before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic			$ (24,741)	$ (21,605)	$ (20,403)
Foreign			691	333	110
Loss before provision for (benefit of) income taxes	$ (13,318)	$ (13,899)	$ (24,050)	$ (21,272)	$ (20,293)